                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
                         INFORMATION AND TECHNOLOGY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                         PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
          FOR PARTICIPANTS OF SUNTRUST BANKS SPONSORED RETIREMENT PLANS

1. EFFECTIVE MAY 1, 2005, THE THIRD PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IN THE "PURCHASING AND SELLING FUND SHARES" SECTION OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 3:00 p.m., Eastern Time and receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

2. EFFECTIVE MARCH 31, 2005, ANDREW ATKINS JOINED CHAD DEAKINS AS CO-PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY INDEX FUND. THEREFORE THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and as of March 31, 2005, co-manages the Fund. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco Capital Management since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.

3. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE PRIME QUALITY MONEY MARKET FUND AND THE U.S. TREASURY MONEY MARKET FUND. H. RICK NELSON AND CHAD STEPHENS REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE SHORT-TERM

U.S. TREASURY SECURITIES FUND. THEREFORE, THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. He has more than 10 years of investment experience.

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005, the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000 and has co-managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since January 2005. Prior to joining Trusco, Mr. Stephens was a Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 14 years of investment experience.

4. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 17, 2004, EACH SHARE CLASS OF THE INFORMATION AND TECHNOLOGY FUND (THE "FUND") REORGANIZED INTO THE CORRESPONDING SHARE CLASS OF THE AGGRESSIVE GROWTH STOCK FUND. THEREFORE, ALL REFERENCES TO THE FUND ARE DELETED FROM THE PROSPECTUS.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  STISPSRP0505

                                STI CLASSIC FUNDS
                         INTERNATIONAL EQUITY INDEX FUND
                         PRIME QUALITY MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 10, 2005
                   TO THE PROSPECTUS DATED OCTOBER 1, 2004, AS
                        SUPPLEMENTED ON JANUARY 1, 2005,
                          FOR THE SUNTRUST 401(K) PLAN

     2. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING AND SELLING FUND SHARES" SECTION OF THE PROSPECTUS IS REVISED AS FOLLOWS.

THE SECOND PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - each Fund reserves the right to calculate NAV as of the earlier closing time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must receive your order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.

THE THIRD PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

     2. EFFECTIVE MARCH 31, 2005, ANDREW ATKINS JOINED CHAD DEAKINS AS CO-PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY INDEX FUND. THEREFORE THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS
          FOLLOWS:

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and as of March 31, 2005, co-manages the Fund. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco Capital Management since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                STISPAGIE20505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                           BOND AND MONEY MARKET FUNDS
                              INSTITUTIONAL SHARES

1. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING AND SELLING FUND SHARES" SECTION OF THE PROSPECTUS IS REVISED AS FOLLOWS.

THE THIRD PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

THE THIRD PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Money Market Funds on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

2. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND. THEREFORE, THE "PORTFOLIO MANAGERS"
SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since

January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




                                                                STISPIBMM0505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                         PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                           BOND AND MONEY MARKET FUNDS
                                    T SHARES

1. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING AND SELLING FUND SHARES" SECTION OF THE PROSPECTUS IS REVISED AS FOLLOWS.

THE THIRD PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

THE THIRD PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

2. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE PRIME QUALITY MONEY MARKET FUND AND THE U.S. TREASURY MONEY MARKET FUND. H. RICK NELSON AND CHAD STEPHENS REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE SHORT-TERM U.S. TREASURY SECURITIES FUND. THEREFORE, THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Robert S. Bowman, CFA, has served as Managing Director of Trusco since January 1999. He has managed the Virginia Tax-Free Money Market Fund since May 1995, the Tax-Exempt Money Market Fund since July 2000 and the U.S. Government Securities Money Market Fund since October 2000. He has more than 10 years of investment experience.

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the Prime Quality Money Market Fund and the U.S. Treasury Money Market Fund since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the Prime Quality Money Market Fund and U.S. Treasury Money Market Fund since November 2004. Kim has more than 12 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since January 2003 and the Classic Institutional Super Short Income Plus Fund since July 2004. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 22 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the Prime Quality Money Market Fund and U.S. Treasury Money Market Fund since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.

Mr. Chad Stephens has served as Vice President of Trusco since December 2000, and has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005. Prior to joining Trusco, Mr. Stephens was a Vice President MBS Trader at Wachovia Securities from June 1990 to October 2000. He has more than 14 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                STISPTBMM0505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                             CORPORATE TRUST SHARES

1. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING AND SELLING FUND SHARES" SECTION OF THE PROSPECTUS IS DELETED IN REVISED AS FOLLOWS.

THE SECOND PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, the Fund must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

THE THIRD PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Fund on a Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

2. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND. THEREFORE THE INFORMATION UNDER THE SECTION ENTITLED "PORTFOLIO MANAGER" IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   STISPCO0505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS

                        SUPPLEMENT DATED MAY 10, 2005 TO
                        PROSPECTUS DATED OCTOBER 1, 2004
                      EQUITY FUNDS - A SHARES AND L SHARES

1. EFFECTIVE MARCH 31, 2005, ANDREW ATKINS JOINED CHAD DEAKINS AS CO-PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY INDEX FUND. THEREFORE THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and as of March 31, 2005, co-manages the Fund. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco Capital Management since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.

2. BEGINNING JANUARY 1, 2005, INVESTORS MAY TAKE INTO ACCOUNT THEIR EXISTING INVESTMENTS IN ANY CLASS OF STI CLASSIC FUNDS TO DETERMINE THEIR A SHARES SALES CHARGES. ACCORDINGLY, THE SUB-SECTIONS ENTITLED "REDUCED SALES CHARGES-A SHARES" AND "COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE" IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTION OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for

     o    your individual account(s),

     o    your spouse's account(s),

     o    joint account(s) with your spouse,

     o    your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s) account name(s), and copies of the account statements, for your spouse and/or children (and provide the children's ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of purchases of all share classes you intend to make over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. In other words, a Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. As shown in the chart above under "Front-End Sales Charges - A Shares," the first breakpoint will be applied when total purchases reach $100,000. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds' website at www.sticlassicfunds.com.

3. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 17, 2004, EACH SHARE CLASS OF THE INFORMATION AND TECHNOLOGY FUND (THE "FUND") REORGANIZED INTO THE CORRESPONDING SHARE CLASS OF THE AGGRESSIVE GROWTH STOCK FUND. THEREFORE, ALL REFERENCES TO THE FUND ARE DELETED FROM THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                  STISPALE0505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
                         INFORMATION AND TECHNOLOGY FUND
                         INTERNATIONAL EQUITY INDEX FUND

                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                              EQUITY FUNDS T SHARES

1. EFFECTIVE MARCH 31, 2005, ANDREW ATKINS JOINED CHAD DEAKINS AS CO-PORTFOLIO MANAGER OF THE INTERNATIONAL EQUITY INDEX FUND. THEREFORE THE "PORTFOLIO MANAGERS" SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and as of March 31, 2005, co-manages the Fund. He has managed the INTERNATIONAL EQUITY FUND since May 2000. In addition, he has managed the MID-CAP EQUITY FUND since September 2004, after co-managing the Fund since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 10 years of investment experience.

Mr. Andrew Atkins has served as an Equity Portfolio Analyst at Trusco Capital Management since 2000. He has co-managed the INTERNATIONAL EQUITY INDEX FUND since March 31, 2005. Prior to joining Trusco, Mr. Atkins worked in the Trust Department at SunTrust Bank. He has more than 5 years of investment experience.

2. EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 17, 2004, EACH SHARE CLASS OF THE INFORMATION AND TECHNOLOGY FUND (THE "FUND") REORGANIZED INTO THE CORRESPONDING SHARE CLASS OF THE AGGRESSIVE GROWTH STOCK FUND. THEREFORE, ALL REFERENCES TO THE FUND ARE DELETED FROM THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                  STISPTE0505

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                STI CLASSIC FUNDS
                         PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND


                          SUPPLEMENT DATED MAY 10, 2005
                     TO THE PROSPECTUS DATED OCTOBER 1, 2004
                               MONEY MARKET FUNDS
                               A SHARES - L SHARES

1. EFFECTIVE MAY 1, 2005, THE INFORMATION IN THE "PURCHASING, SELLING AND EXCHANGING FUND SHARES" SECTION OF THE PROSPECTUS IS REVISED AS FOLLOWS.

THE SECOND PARAGRAPH UNDER THE HEADING "WHEN CAN YOU PURCHASE SHARES?" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

THE FIFTH PARAGRAPH UNDER THE HEADING "HOW TO SELL YOUR FUND SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

2. EFFECTIVE JANUARY 1, 2005, GREG HALLMAN, KIM MAICHLE AND DEAN SPEER REPLACE DAVID S. YEALY AS CO-PORTFOLIO MANAGERS OF THE PRIME QUALITY MONEY MARKET FUND AND THE U.S. TREASURY MONEY MARKET FUND. THEREFORE, THE "PORTFOLIO MANAGERS"
SECTION IN THE PROSPECTUS IS REVISED AS FOLLOWS:

Mr. Greg Hallman has served as an Associate of Trusco since July 1999. He has co-managed the PRIME QUALITY MONEY MARKET FUND and the U.S. TREASURY MONEY MARKET FUND since November 2004. Greg has more than 5 years of investment experience.

Ms. Kim Maichle, CFA, has served as a Vice President of Trusco since July 1992. She has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since November 2004. Kim has more than 12 years of investment experience.

Mr. Dean Speer, CFA, CPA, has served as a Vice President of Trusco since June 2001. He has co-managed the PRIME QUALITY MONEY MARKET FUND and U.S. TREASURY MONEY MARKET FUND since January 2005. Prior to joining Trusco, Mr. Speer served as the Finance Director at Stetson University from August 1998 to April 2001. He has more than 6 years of investment experience.

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